SCHEDULE I-CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets:
Cash and cash equivalents	$ 459,376	¥ 3,198,086		¥ 2,606,939	[1]	¥ 2,222,785
Prepaid expenses and other assets	191,505	1,333,221		2,552,319	[1]
Available-for-sale investments	66,217	460,991		835,565	[1]
Total assets	1,385,334	9,644,420		14,251,815	[1]
Liabilities:
Accrued expenses and other liabilities	335,940	2,338,745		2,193,576	[1]
Total liabilities	740,374	5,154,330		14,615,228	[1]
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 123,132,842 and 186,332,444 shares issued as of December 31, 2018 and 2019, respectively; 123,128,842 and 185,595,072 shares outstanding as of December 31, 2018 and 2019, respectively)	17	121		77	[1]
Treasury stock (4,000 and 733,372 shares as of December 31, 2018 and 2019, respectively)	(5,329)	(37,097)		(254)	[1]
Additional paid-in capital	723,763	5,038,691		1,293,968	[1]
Accumulated other comprehensive income	3,139	21,855		16,390	[1]
Accumulated deficit	(76,630)	(533,480)		(1,673,594)	[1]
Total (deficit)/equity	644,960	4,490,090		(363,413)	[1]	¥ (7,889,733)	¥ (7,203,600)
Total liabilities and equity	$ 1,385,334	¥ 9,644,420		¥ 14,251,815	[1]
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000		500,000,000
Ordinary shares, issued (in shares)	186,332,444	186,332,444		123,132,842
Ordinary shares, outstanding (in shares)	185,595,072	185,595,072		123,128,842
Treasury Stock, Shares	737,372	737,372		4,000
Reportable Legal Entities | Parent Company
Assets:
Cash and cash equivalents	$ 9,831	¥ 68,438		¥ 131,534
Prepaid expenses and other assets	379	2,639		2,748
Amounts due from its subsidiaries and the consolidated VIEs	129,997	905,015		267,152
Available-for-sale investments	12,228	85,129		82,465
Investments in its subsidiaries and the consolidated VIEs	528,992	3,682,743
Total assets	681,427	4,743,964		483,899
Liabilities:
Accrued expenses and other liabilities	933	6,497		8,833
Amounts due to its subsidiaries and the consolidated VIEs	28,776	200,331
Amounts due to related parties	6,758	47,046
Deficits of investments in its subsidiaries and the consolidated VIEs | ¥				838,479
Total liabilities	36,467	253,874		847,312
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 123,132,842 and 186,332,444 shares issued as of December 31, 2018 and 2019, respectively; 123,128,842 and 185,595,072 shares outstanding as of December 31, 2018 and 2019, respectively)	17	121		77
Treasury stock (4,000 and 733,372 shares as of December 31, 2018 and 2019, respectively)	(5,329)	(37,097)		(254)
Additional paid-in capital	723,763	5,038,691		1,293,968
Accumulated other comprehensive income	3,139	21,855		16,390
Accumulated deficit	(76,630)	(533,480)		(1,673,594)
Total (deficit)/equity	644,960	4,490,090		(363,413)
Total liabilities and equity	$ 681,427	¥ 4,743,964		¥ 483,899
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000		500,000,000
Ordinary shares, issued (in shares)	186,332,444	186,332,444		123,132,842
Ordinary shares, outstanding (in shares)	185,595,072	185,595,072		123,128,842
Treasury Stock, Shares	737,372	737,372		4,000

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.